UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2013 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
COMMERCIAL MORTGAGE BACKED SECURITY - 0.3%
AUSTRALIA - 0.3%
		ALE Finance Co. Pty Ltd.,
AUD	6,600	5.43%, 05/20/2020(a)	$6,821,155

Total Commercial Mortgage Backed Securities - 0.3% (cost $7,090,713)			6,821,155

CORPORATE BONDS - 55.1%
AUSTRALIA - 13.9%
		AMP Group Finance Services Ltd.,
AUD	1,800	7.00%, 03/02/2015	1,970,139
		APT Pipelines Ltd.,
AUD	2,500	7.75%, 07/22/2020	2,864,362
		Australia & New Zealand Banking Group Ltd.,
AUD	5,300	6.75%, 11/10/2014	5,836,451
		Australia & New Zealand Banking Group Ltd.,
AUD	10,800	8.50%, 04/22/2013	11,390,963
		Barclays Bank PLC,
AUD	10,400	6.75%, 02/24/2014	11,163,051
		BP Capital Markets PLC,
AUD	9,000	4.50%, 09/05/2017	9,444,605
		CFS Retail Property Trust,
AUD	4,000	6.25%, 12/22/2014	4,348,891
		CFS Retail Property Trust,
AUD	4,300	7.25%, 05/02/2016	4,904,462
		Coca-Cola Amatil Ltd.,
AUD	8,200	4.25%, 11/13/2019	8,391,781
		DnB NOR Boligkreditt,
AUD	5,300	6.25%, 06/08/2016	5,874,973
		European Investment Bank,
AUD	13,000	6.13%, 01/23/2017	14,697,925
		General Electric Capital Australia Funding Pty Ltd.,
AUD	1,400	6.00%, 05/15/2013	1,470,007
		GPT RE Ltd.,
AUD	3,500	6.50%, 08/22/2013	3,701,918
		ING Bank Australia Ltd.,
AUD	1,300	5.75%, 08/28/2013	1,376,245
		ING Bank Australia Ltd.,
AUD	18,200	5.75%, 03/03/2015	19,927,711
		KfW,
AUD	10,600	6.25%, 02/23/2018	12,289,145
		KfW,
AUD	10,500	6.25%, 12/04/2019	12,336,794
		Kommunalbanken AS,
AUD	3,300	6.00%, 10/21/2014	3,588,214
		Kommunalbanken AS,
AUD	9,788	6.50%, 04/12/2021	11,641,506
		National Australia Bank Ltd.,
AUD	15,500	6.25%, 04/01/2013	16,241,948
		National Australia Bank Ltd.,
AUD	17,600	6.75%, 09/16/2014	19,299,018
		National Capital Trust III,
AUD	2,900	4.02%, 09/30/2016(a)(b)(c)	2,794,014
		National Wealth Management Holdings Ltd.,
AUD	2,500	6.75%, 06/16/2016(a)(b)	2,638,909
		New Zealand Milk Australia Pty Ltd.,
AUD	4,800	6.25%, 07/11/2016	5,365,129
		QIC Finance Shopping Center Fund Pty Ltd.,
AUD	10,100	6.75%, 07/07/2014	10,891,216
		Rabobank Capital Funding Trust V,
AUD	4,000	3.74%, 12/31/2014(a)(b)(c)(d)	3,997,009
		Royal Womens Hospital Finance Pty Ltd.,
AUD	4,800	6.20%, 03/26/2021(a)	5,160,457
		SPI Australia Assets Pty Ltd.,
AUD	6,000	7.00%, 08/12/2015	6,683,136
		St. George Bank Ltd.,
AUD	29,720	10.00%, 05/09/2013(a)(b)	31,521,038
		Telstra Corp. Ltd.,
AUD	2,000	8.75%, 01/20/2015	2,258,210
		Transurban Finance Co. Pty Ltd.,
AUD	3,000	7.25%, 03/24/2014	3,232,043
		Vero Insurance Ltd.,
AUD	5,000	6.75%, 09/23/2014(a)(b)	5,283,501
		Vero Insurance Ltd.,
AUD	3,000	6.75%, 10/06/2016(a)(b)	3,071,963
		Wesfarmers Ltd.,
AUD	8,900	8.25%, 09/11/2014	9,947,194
		Westpac Banking Corp.,
AUD	4,000	7.25%, 11/18/2016	4,647,216
		Woolworths Ltd.,
AUD	3,600	6.75%, 03/22/2016	4,077,080

			284,328,224

CHINA - 7.0%
		Amber Circle Funding Ltd.,
USD	3,000	3.25%, 12/04/2022(d)	2,968,320
		Central China Real Estate Ltd.,
USD	4,550	12.25%, 10/20/2013(b)(d)	4,970,875
		China Overseas Finance Cayman Island II Ltd.,
USD	8,450	5.50%, 11/10/2020(b)(d)	9,420,398
		China Petroleum & Chemical Corp.,
CNY	16,721	0.80%, 02/20/2014	2,597,633
		China Resources Gas Group Ltd.,
USD	4,250	4.50%, 04/05/2022(d)	4,620,608
		China Shanshui Cement Group Ltd.,
USD	8,800	10.50%, 04/27/2015(b)(d)	9,900,000
		CNOOC Finance 2011 Ltd.,
USD	5,600	4.25%, 01/26/2021(b)(d)	6,017,077
		CNOOC Finance 2012 Ltd.,
USD	8,800	3.88%, 05/02/2022(d)	9,174,915
		COSL Finance BVI Ltd.,
USD	18,900	3.25%, 09/06/2022(d)	18,570,573

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
CHINA (continued)
		Country Garden Holdings Co. Ltd.,
USD	5,100	11.13%, 02/23/2015(b)(d)	$5,750,250
		Country Garden Holdings Co. Ltd.,
USD	4,300	11.75%, 09/10/2014(b)(d)	4,751,500
		ENN Energy Holdings Ltd.,
USD	7,750	6.00%, 05/13/2021 (b)(d)	8,929,232
		KWG Property Holding Ltd.,
USD	800	12.75%, 03/30/2014(b)(d)	886,037
		KWG Property Holding Ltd.,
USD	3,944	13.25%, 03/22/2017(d)	4,562,813
		Longfor Properties Co. Ltd.,
USD	14,500	9.50%, 04/07/2014(b)(d)	15,696,250
		Sinochem Offshore Capital Co. Ltd.,
CNH	18,000	1.80%, 01/18/2014	2,864,837
		Sinopec Group Overseas Development 2012 Ltd.,
USD	1,600	3.90%, 05/17/2022(b)(d)	1,688,621
		Sinopec Group Overseas Development 2012 Ltd.,
USD	6,100	4.88%, 05/17/2042(b)(d)	6,687,107
		Talent Yield Investments Ltd.,
USD	6,750	4.50%, 04/25/2022(d)	7,286,085
		Yancoal International Resources Development Co. Ltd.,
USD	3,200	5.73%, 05/16/2022(d)	3,232,941
		Yanlord Land Group Ltd.,
USD	11,549	10.63%, 03/29/2015(b)(d)	12,472,920

			143,048,992

HONG KONG - 6.0%
		Henson Finance Ltd.,
USD	17,350	5.50%, 09/17/2019(b)	19,075,353
		HLP Finance Ltd.,
USD	11,400	4.75%, 06/25/2022(d)	12,121,574
		Hongkong Land Finance (Cayman Island) Co. Ltd.,
USD	17,550	4.50%, 10/07/2025	18,049,491
		Hutchison Whampoa International Ltd.,
USD	1,600	4.63%, 09/11/2015(d)	1,726,582
		Hutchison Whampoa International Ltd.,
USD	1,900	7.45%, 11/24/2033(d)	2,637,734
		Hutchison Whampoa International Ltd.,
USD	22,550	7.63%, 04/09/2019(d)	28,547,128
		Swire Pacific MTN Financing Ltd.,
USD	5,300	5.50%, 08/19/2019	6,123,090
		Swire Pacific MTN Financing Ltd.,
USD	3,800	6.25%, 04/18/2018	4,495,392
		Swire Properties MTN Financing Ltd.,
USD	10,900	4.38%, 06/18/2022(d)	11,641,767
		Wing Hang Bank Ltd.,
USD	18,100	6.00%, 04/20/2017(a)(b)(c)	18,581,732

			122,999,843

INDIA - 4.0%
		Axis Bank Ltd.,
USD	11,300	5.25%, 09/30/2015	11,987,017
		Bank of Baroda,
USD	5,150	5.00%, 08/24/2016(d)	5,490,513
		ICICI Bank Ltd.,
USD	4,500	4.75%, 11/25/2016(b)(d)	4,771,053
		ICICI Bank Ltd.,
USD	8,700	6.38%, 04/30/2017(a)(b)(d)	9,004,500
		Indian Railway Finance Corp. Ltd.,
USD	7,100	3.42%, 10/10/2017(d)	7,203,412
		Indian Railway Finance Corp. Ltd.,
USD	6,800	4.41%, 03/30/2016	7,166,792
		NTPC Ltd.,
USD	12,500	5.63%, 07/14/2021(d)	13,858,575
		NTPC Ltd.,
USD	4,950	5.88%, 03/02/2016	5,421,992
		Power Finance Corp. Ltd.,
INR	150,000	9.03%, 02/15/2013	2,819,557
		Rural Electrification Corp. Ltd.,
INR	270,000	9.35%, 06/15/2022	5,262,626
		Rural Electrification Corp. Ltd.,
INR	67,000	10.90%, 08/14/2013	1,266,162
		State Bank of India,
USD	7,000	4.13%, 08/01/2017(d)	7,235,550

			81,487,749

INDONESIA - 2.7%
		Adaro Indonesia PT,
USD	8,650	7.63%, 10/22/2014(b)(d)	9,515,000
		Indo Energy Finance II BV,
USD	2,000	6.38%, 01/24/2018(b)(d)	2,040,000
		Indosat Palapa Co. BV,
USD	3,650	7.38%, 07/29/2015(b)(d)	4,106,250
		Majapahit Holding BV,
USD	2,850	7.88%, 06/29/2037(d)	3,811,875
		Majapahit Holding BV,
USD	8,900	8.00%, 08/07/2019(d)	11,214,000
		Pertamina Persero PT,
USD	4,500	4.88%, 05/03/2022(d)	4,837,500
		Pertamina Persero PT,
USD	8,350	5.25%, 05/23/2021(d)	9,185,000
		Pertamina Persero PT,
USD	4,500	6.00%, 05/03/2042(d)	4,860,000
		Perusahaan Listrik Negara PT,
USD	4,600	5.25%, 10/24/2042(d)	4,554,000

			54,123,625

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
MALAYSIA - 2.7%
		AMBB Capital (L) Ltd.,
USD	11,700	6.77%, 01/27/2016(a)(b)(c)	$11,857,213
		Danga Capital Bhd,
CNH	10,000	2.90%, 10/20/2014(d)	1,606,451
		PETRONAS Capital Ltd.,
USD	150	5.25%, 08/12/2019(d)	176,429
		PETRONAS Global Sukuk Ltd.,
USD	20,050	4.25%, 08/12/2014(d)	20,989,723
		Public Bank Bhd,
USD	2,650	6.84%, 08/22/2016(a)(b)	2,800,308
		SBB Capital Corp.,
USD	11,550	6.62%, 11/02/2015(a)(b)(c)	11,781,173
		TNB Capital (L) Ltd.,
USD	6,300	5.25%, 05/05/2015(d)	6,753,852

			55,965,149

PHILIPPINES - 1.5%
		Alliance Global Group Inc.,
USD	12,550	6.50%, 08/18/2017	13,881,191
		Philippine Long Distance Telephone Co.,
USD	6,100	8.35%, 03/06/2017	7,381,000
		Power Sector Assets & Liabilities Management Corp.,
USD	7,400	6.88%, 11/02/2016(d)	8,695,000

			29,957,191

REPUBLIC OF SOUTH KOREA - 6.4%
		Export-Import Bank of Korea,
USD	3,750	4.00%, 01/11/2017	4,063,076
		Export-Import Bank of Korea,
USD	4,300	5.00%, 04/11/2022	4,916,994
		Export-Import Bank of Korea,
USD	3,000	5.13%, 03/16/2015	3,244,359
		Export-Import Bank of Korea,
USD	4,300	5.88%, 01/14/2015	4,683,762
		Export-Import Bank of Korea,
USD	3,200	8.13%, 01/21/2014	3,417,197
		Hyundai Capital Services, Inc.,
USD	7,500	6.00%, 05/05/2015(d)	8,219,220
		Korea Development Bank (The),
USD	17,200	3.50%, 08/22/2017	18,422,817
		Korea Expressway Corp.,
USD	2,050	1.88%, 10/22/2017(d)	2,037,407
		Korea Expressway Corp.,
USD	12,750	4.50%, 03/23/2015(d)	13,602,733
		Korea Expressway Corp.,
USD	1,350	5.13%, 05/20/2015(d)	1,458,535
		Korea Finance Corp.,
USD	9,100	3.25%, 09/20/2016	9,639,866
		Korea Finance Corp.,
USD	10,350	4.63%, 11/16/2021	11,508,465
		Korea Hydro & Nuclear Power Co. Ltd.,
USD	4,200	3.00%, 09/19/2022(d)	4,095,055
		Korea South-East Power Co. Ltd.,
USD	3,000	3.63%, 01/29/2017(d)	3,179,853
		Korea South-East Power Co. Ltd.,
USD	12,470	6.00%, 05/25/2016(d)	14,143,062
		National Agricultural Cooperative Federation,
USD	200	4.25%, 01/28/2016(d)	214,519
		Shinhan Bank,
USD	4,200	1.88%, 07/30/2018(d)	4,159,453
		Shinhan Bank,
USD	5,880	5.66%, 03/02/2015(a)(b)(d)	6,182,591
		Shinhan Bank,
USD	2,600	6.82%, 09/20/2016(a)(b)	2,860,777
		Standard Chartered Bank Korea Ltd.,
USD	7,100	7.27%, 03/03/2014(a)(b)(d)	7,384,000
		Standard Chartered First Bank Korea Ltd.,
USD	3,950	7.27%, 03/03/2014(a)(b)(d)	4,108,000

			131,541,741

SINGAPORE - 3.2%
		CapitaMalls Asia Treasury Ltd.,
SGD	2,750	3.95%, 08/24/2017	2,293,960
		CMT MTN Pte. Ltd.,
SGD	3,000	2.85%, 09/01/2014	2,449,558
		CMT MTN Pte. Ltd.,
USD	8,600	4.32%, 04/08/2015	9,053,366
		Oversea-Chinese Banking Corp. Ltd.,
USD	8,900	3.15%, 03/11/2018(a)(b)(d)	9,020,666
		Oversea-Chinese Banking Corp. Ltd.,
USD	7,450	3.75%, 11/15/2017(a)(b)	7,844,939
		STATS ChipPAC Ltd.,
USD	8,440	7.50%, 08/12/2013(b)(d)	8,935,850
		Temasek Financial (I) Ltd.,
USD	18,450	4.30%, 10/25/2019(b)(d)	20,868,131
		United Overseas Bank Ltd.,
USD	4,000	2.88%, 10/17/2017(a)(b)(d)	4,048,000

			64,514,470

SUPRANATIONAL - 4.2%
		Asian Development Bank,
AUD	13,800	5.50%, 02/15/2016	15,317,406
		Asian Development Bank,
AUD	16,800	6.25%, 03/05/2020	20,004,284
		Inter-American Development Bank,
AUD	10,000	6.00%, 05/25/2016	11,295,501
		Inter-American Development Bank,
AUD	11,200	6.50%, 08/20/2019	13,459,850
		International Bank for Reconstruction & Development,
AUD	8,900	5.75%, 10/21/2019	10,305,901
		International Bank for Reconstruction & Development,
AUD	10,300	6.00%, 11/09/2016	11,727,812

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
SUPRANATIONAL (continued)
		International Finance Corp.,
AUD	2,600	5.75%, 07/28/2020	$3,015,430

			85,126,184

THAILAND - 3.2%
		Bangkok Bank PCL,
USD	5,000	3.88%, 09/27/2022(b)(d)	5,117,175
		Bangkok Bank PCL,
USD	4,800	4.80%, 10/18/2020(b)(d)	5,291,131
		Bangkok Bank PCL,
USD	7,400	9.03%, 03/15/2029(d)	10,156,500
		PTT Global Chemical PCL,
USD	15,530	4.25%, 09/19/2022(b)(d)	15,980,355
		PTTEP Australia International Finance Pty Ltd.,
USD	50	4.15%, 07/19/2015(d)	52,719
		PTTEP Canada International Finance Ltd.,
USD	5,050	5.69%, 04/05/2021(d)	5,758,904
		PTTEP Canada International Finance Ltd.,
USD	8,400	6.35%, 06/12/2042(d)	9,939,552
		Siam Commercial Bank Ltd.,
USD	9,000	3.38%, 09/19/2017(d)	9,356,751
		Thai Oil PCL,
USD	4,000	3.63%, 01/23/2023(d)	3,947,232

			65,600,319

UNITED KINGDOM - 0.3%
		Standard Chartered PLC,
USD	5,545	3.95%, 01/11/2023(d)	5,461,997

Total Corporate Bonds - 55.1% (cost $1,044,407,027)			1,124,155,484

GOVERNMENT BONDS - 69.8%
AUSTRALIA - 36.9%
		Australia Government Bond,
AUD	61,900	4.50%, 10/21/2014	66,417,999
		Australia Government Bond,
AUD	101,400	5.50%, 01/21/2018	117,943,322
		Australia Government Bond,
AUD	44,550	5.50%, 04/21/2023	54,565,280
		Australia Government Bond,
AUD	74,600	5.75%, 07/15/2022	92,451,359
		Australia Government Bond,
AUD	25,000	6.00%, 02/15/2017	29,188,483
		Queensland Treasury Corp.,
AUD	5,950	6.00%, 10/14/2015	6,675,343
		Queensland Treasury Corp.,
AUD	27,100	6.00%, 04/21/2016	30,528,290
		Queensland Treasury Corp.,
AUD	22,850	6.00%, 02/21/2018	26,255,780
		Queensland Treasury Corp.,
AUD	31,190	6.00%, 06/14/2021(e)	37,197,776
		Queensland Treasury Corp.,
AUD	47,100	6.25%, 06/14/2019(e)	56,146,307
		Queensland Treasury Corp.,
AUD	24,330	6.25%, 02/21/2020	28,671,615
		Treasury Corp. of Victoria,
AUD	131,500	5.75%, 11/15/2016	149,091,210
		Treasury Corp. of Victoria,
AUD	14,250	6.00%, 06/15/2020	16,874,599
		Treasury Corp. of Victoria,
AUD	35,350	6.00%, 10/17/2022	42,359,972

			754,367,335

CHINA - 3.2%
		China Government Bond,
CNH	32,500	1.40%, 08/18/2016(d)	5,072,256
		China Government Bond,
CNH	10,000	1.80%, 12/01/2015	1,592,565
		China Government Bond,
CNH	18,000	2.48%, 12/01/2020	2,830,453
		China Government Bond,
CNY	41,000	3.26%, 06/02/2014	6,616,811
		China Government Bond,
CNY	50,000	3.28%, 08/05/2020	7,909,074
		China Government Bond,
CNY	50,000	3.36%, 05/24/2022	7,889,054
		China Government Bond,
CNY	70,000	3.41%, 06/24/2020	11,172,692
		China Government Bond,
CNY	18,000	3.55%, 10/20/2016	2,930,416
		China Government Bond,
CNY	2,000	3.57%, 11/17/2021	321,362
		China Government Bond,
CNY	40,000	3.60%, 02/17/2016	6,517,515
		China Government Bond,
CNY	20,000	3.83%, 01/27/2018	3,295,391
		China Government Bond,
CNY	30,000	4.10%, 09/27/2032	4,963,835
		Export-Import Bank of China,
USD	1,350	4.88%, 07/21/2015(d)	1,471,333
		Export-Import Bank of China,
USD	2,750	5.25%, 07/29/2014(d)	2,917,030

			65,499,787

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
HONG KONG - 0.4%
		Hong Kong Government Bond,
HKD	51,200	3.52%, 12/05/2017	$7,515,205

INDIA - 2.0%
		India Government Bond,
INR	1,338,700	7.02%, 08/17/2016	24,564,906
		India Government Bond,
INR	600,000	7.49%, 04/16/2017	11,132,972
		India Government Bond,
INR	125,000	8.30%, 07/02/2040	2,403,840
		India Government Bond,
INR	16,000	8.33%, 06/07/2036	310,414
		India Government Bond,
INR	150,000	8.83%, 12/12/2041	3,042,845

			41,454,977

INDONESIA - 4.8%
		Barclays Indonesia Government Bond Credit Linked Note,
IDR	167,000,000	9.50%, 06/17/2015	19,100,411
		Indonesia Government International Bond,
USD	3,500	5.25%, 01/17/2042(d)	3,889,375
		Indonesia Government International Bond,
USD	7,400	5.88%, 03/13/2020(d)	8,806,000
		Indonesia Government International Bond,
USD	6,900	6.63%, 02/17/2037(d)	8,780,250
		Indonesia Government International Bond,
USD	10,150	11.63%, 03/04/2019(d)	15,123,500
		Indonesia Treasury Bond,
IDR	73,700,000	5.63%, 05/15/2023	7,803,127
		Indonesia Treasury Bond,
IDR	47,000,000	8.25%, 06/15/2032	5,745,967
		Indonesia Treasury Bond,
IDR	21,000,000	9.50%, 07/15/2031	2,870,390
		Perusahaan Penerbit SBSN,
USD	9,050	4.00%, 11/21/2018(d)	9,570,375
		Perusahaan Penerbit SBSN,
USD	15,050	8.80%, 04/23/2014(d)	16,264,866

			97,954,261

MALAYSIA - 5.2%
		Malaysia Government Bond,
MYR	38,700	3.20%, 10/15/2015	12,481,553
		Malaysia Government Bond,
MYR	19,500	3.21%, 05/31/2013	6,279,138
		Malaysia Government Bond,
MYR	34,500	3.31%, 10/31/2017	11,137,826
		Malaysia Government Bond,
MYR	20,780	3.42%, 08/15/2022	6,637,454
		Malaysia Government Bond,
MYR	98,400	3.58%, 09/28/2018	32,080,047
		Malaysia Government Bond,
MYR	1,798	3.89%, 03/15/2027	590,682
		Malaysia Government Bond,
MYR	29,500	4.01%, 09/15/2017	9,809,229
		Malaysia Government Bond,
MYR	40,400	4.16%, 07/15/2021	13,559,421
		Malaysia Government Bond,
MYR	14,163	4.26%, 09/15/2016	4,728,587
		Malaysia Government Bond,
MYR	13,900	4.38%, 11/29/2019	4,727,526
		Malaysia Government Bond,
MYR	11,685	4.39%, 04/15/2026	4,045,740

			106,077,203

NEW ZEALAND - 0.2%
		New Zealand Government Bond,
NZD	2,150	6.00%, 04/15/2015	1,933,340
		Province of Quebec,
NZD	1,500	6.75%, 11/09/2015	1,359,456

			3,292,796

PHILIPPINES - 6.7%
		Philippine Government Bond,
PHP	715,000	5.75%, 11/24/2021	20,038,734
		Philippine Government Bond,
PHP	405,544	6.38%, 01/19/2022	11,846,033
		Philippine Government Bond,
PHP	94,000	8.75%, 05/27/2030	3,372,561
		Philippine Government Bond,
PHP	517,000	9.13%, 09/04/2016	15,189,177
		Philippine Government International Bond,
USD	7,950	5.00%, 01/13/2037	9,132,563
		Philippine Government International Bond,
USD	2,800	6.50%, 01/20/2020	3,535,000
		Philippine Government International Bond,
USD	20,250	7.75%, 01/14/2031	29,463,750
		Philippine Government International Bond,
USD	4,900	8.88%, 03/17/2015	5,690,125
		Philippine Government International Bond,
USD	7,970	9.88%, 01/15/2019	11,327,362
		Philippine Government International Bond,
USD	15,979	10.63%, 03/16/2025	27,164,300

			136,759,605

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
REPUBLIC OF SOUTH KOREA - 5.3%
		Korea Monetary Stabilization Bond,
KRW	20,000,000	3.76%, 06/02/2013	$18,426,007
		Korea Treasury Bond,
KRW	14,168,677	1.50%, 06/10/2021(f)	13,951,162
		Korea Treasury Bond,
KRW	54,780,000	3.50%, 03/10/2017	51,517,272
		Korea Treasury Bond,
KRW	6,500,000	3.75%, 06/10/2022	6,280,196
		Korea Treasury Bond,
KRW	13,400,000	4.25%, 06/10/2021	13,337,758
		Republic of Korea,
USD	3,150	7.13%, 04/16/2019	4,062,618

			107,575,013

SINGAPORE - 1.0%
		Housing & Development Board,
SGD	3,000	1.01%, 09/19/2016	2,427,895
		Housing & Development Board,
SGD	3,000	1.83%, 11/21/2018(d)	2,462,111
		Housing & Development Board,
SGD	2,000	3.14%, 03/18/2021	1,754,553
		Singapore Government Bond,
SGD	5,120	3.00%, 09/01/2024	4,645,579
		Singapore Government Bond,
SGD	9,310	3.13%, 09/01/2022	8,669,354

			19,959,492

SRI LANKA - 0.2%
		Sri Lanka Government International Bond,
USD	4,450	6.25%, 07/27/2021(d)	4,838,276

THAILAND - 3.9%
		Bank of Thailand,
THB	11,074	3.33%, 05/12/2014	373,611
		Bank of Thailand,
THB	205,000	3.42%, 08/18/2013	6,898,353
		Thailand Government Bond,
THB	218,586	1.20%, 07/14/2021(f)	7,499,910
		Thailand Government Bond,
THB	407,000	2.80%, 10/10/2017	13,417,051
		Thailand Government Bond,
THB	407,200	3.25%, 06/16/2017	13,707,524
		Thailand Government Bond,
THB	482,000	3.45%, 03/08/2019	16,261,503
		Thailand Government Bond,
THB	18,600	3.63%, 05/22/2015	632,964
		Thailand Government Bond,
THB	133,200	3.63%, 06/16/2023	4,449,537
		Thailand Government Bond,
THB	444,800	3.65%, 12/17/2021	15,015,401
		Thailand Government Bond,
THB	76,100	3.88%, 06/13/2019	2,626,083

			80,881,937

Total Government Bonds - 69.8% (cost $1,325,239,949)			1,426,175,887

RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.3%
AUSTRALIA - 0.3%
		Progress Trust,
AUD	2,995	3.33%, 08/25/2036(a)(b)(d)	3,110,774
		Westpac Securitisation Trust,
AUD	2,568	3.39%, 05/21/2014(a)(b)(d)	2,650,892
			5,761,666

Total Residential Mortgage Backed Securities - 0.3% (cost $4,573,462)			5,761,666

SHORT-TERM INVESTMENT - 2.1%
UNITED STATES - 2.1%
USD	43,165	Repurchase Agreement, State Street Bank & Trust Co., 0.01% dated 01/31/2013, due 02/01/2013 in the amount of $43,165,012 collateralized by $43,845,000 U.S. Treasury Bonds, 3.13% due 11/15/2041; value of $44,040,549	43,165,000

Total Short-Term Investment - 2.1% (cost $43,165,000)			43,165,000

Total Investments - 127.6% (cost $2,424,476,151)			2,606,079,192

Liabilities in Excess of Other Assets - (27.6)%			(563,754,677)

Net Assets - 100.0%			$2,042,324,515

AUD - Australian Dollar

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

CNH - Chinese Yuan Renminbi Offshore

CNY - Chinese Yuan Renminbi

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thailand Baht

USD - U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2013.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(d)	Denotes a restricted security, see Note (c).

(e)	This security is government guaranteed.

(f)	Inflation linked security.

At January 31, 2013, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Korea Treasury Bond 6%-3 year	UBS	75	03/19/2013	$25,195
United States Treasury Note 6%-2 year	UBS	68	03/28/2013	(2,125)
United States Treasury Note 6%-5 year	UBS	324	03/28/2013	(264,944)
United States Treasury Note 6%-10 year	UBS	(532)	03/19/2013	1,122,485
United States Treasury Bond 6%-30 year	UBS	195	03/19/2013	(1,261,406)

				$(380,795)

At January 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
10/30/2013	Deutsche Bank	CNH 31,237,500	USD 4,900,000	$4,962,828	$62,828
10/30/2013	Standard Chartered Bank	CNH 335,096,980	USD 52,880,000	53,238,216	358,216
Hong Kong Dollar/United States Dollar
06/10/2013	Royal Bank of Canada	HKD 19,368,000	USD 2,500,000	2,498,531	(1,469)
Indian Rupee/United States Dollar
02/21/2013	Credit Suisse	INR 259,601,000	USD 4,600,000	4,864,394	264,394
02/21/2013	UBS	INR 58,506,000	USD 1,050,000	1,096,283	46,283
Indonesian Rupiah/United States Dollar
03/01/2013	UBS	IDR 261,415,000,000	USD 27,500,000	26,768,162	(731,838)
Malaysian Ringgit/United States Dollar
03/27/2013	Credit Suisse	MYR 49,228,800	USD 16,000,000	15,789,317	(210,683)
03/27/2013	Deutsche Bank	MYR 20,841,450	USD 6,800,000	6,684,548	(115,452)
03/27/2013	State Street	MYR 9,220,500	USD 3,000,000	2,957,322	(42,678)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2013

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Philippine Peso/United States Dollar
03/08/2013	JPMorgan Chase	PHP 105,807,000	USD 2,600,000	$2,601,134	$1,134
03/08/2013	Royal Bank of Canada	PHP 184,189,500	USD 4,500,000	4,528,071	28,071
03/08/2013	Standard Chartered Bank	PHP 77,156,200	USD 1,870,000	1,896,790	26,790
03/08/2013	UBS	PHP 442,227,800	USD 10,930,000	10,871,623	(58,377)
Singapore Dollar/United States Dollar
03/04/2013	Goldman Sachs	SGD 57,273,372	USD 46,930,000	46,274,408	(655,592)
03/04/2013	Standard Chartered Bank	SGD 7,347,343	USD 6,000,000	5,936,335	(63,665)
South Korean Won/United States Dollar
03/20/2013	Credit Suisse	KRW 5,577,795,000	USD 5,230,000	5,117,323	(112,677)
03/20/2013	Deutsche Bank	KRW 20,454,570,000	USD 18,900,000	18,765,952	(134,048)
03/20/2013	Goldman Sachs	KRW 6,944,340,000	USD 6,140,000	6,371,053	231,053
03/20/2013	JPMorgan Chase	KRW 1,530,340,000	USD 1,400,000	1,404,003	4,003
03/20/2013	Royal Bank of Canada	KRW 5,942,200,000	USD 5,500,000	5,451,644	(48,356)
Thai Baht/United States Dollar
03/04/2013	Credit Suisse	THB 80,002,000	USD 2,600,000	2,678,339	78,339
03/04/2013	Deutsche Bank	THB 48,784,000	USD 1,600,000	1,633,211	33,211

				$232,389,487	$(1,040,513)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
10/30/2013	Royal Bank of Canada	USD 2,800,000	CNH 17,682,000	$2,809,211	$(9,211)
United States Dollar/Hong Kong Dollar
06/10/2013	Standard Chartered Bank	USD 10,000,000	HKD 77,479,000	9,995,028	4,972
United States Dollar/Indian Rupee
02/21/2013	Deutsche Bank	USD 15,570,000	INR 859,313,940	16,101,794	(531,794)
02/21/2013	State Street	USD 2,000,000	INR 109,920,000	2,059,677	(59,677)
United States Dollar/Indonesian Rupiah
03/01/2013	HSBC	USD 12,000,000	IDR 117,960,000,000	12,078,773	(78,773)
United States Dollar/Malaysian Ringgit
03/27/2013	Deutsche Bank	USD 8,330,000	MYR 25,706,380	8,244,893	85,107
03/27/2013	Goldman Sachs	USD 39,140,000	MYR 121,126,558	38,849,326	290,674
03/27/2013	HSBC	USD 5,700,000	MYR 17,647,200	5,660,045	39,955
03/27/2013	Standard Chartered Bank	USD 16,550,000	MYR 50,777,775	16,286,125	263,875
United States Dollar/Philippine Peso
03/08/2013	HSBC	USD 26,820,000	PHP 1,101,685,140	27,083,564	(263,564)
United States Dollar/Singapore Dollar
03/04/2013	Royal Bank of Canada	USD 1,640,000	SGD 2,005,638	1,620,469	19,531
United States Dollar/South Korean Won
03/20/2013	Goldman Sachs	USD 500,000	KRW 546,500,000	501,384	(1,384)
03/20/2013	Standard Chartered Bank	USD 39,880,000	KRW 45,012,556,000	41,296,565	(1,416,565)
United States Dollar/Thai Baht
03/04/2013	Goldman Sachs	USD 37,000,000	THB 1,138,934,000	38,129,695	(1,129,695)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2013

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
03/04/2013	Standard Chartered Bank	USD 2,900,000	THB 86,434,500	$2,893,689	$6,311
03/04/2013	UBS	USD 2,600,000	THB 78,000,000	2,611,316	(11,316)

				$226,221,554	$(2,791,554)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2013, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
USD	300,000,000	10/31/2014	Deutsche Bank	Receive	3-month LIBOR Index	0.82%	$(2,799,534)
USD	60,000,000	08/19/2016	UBS	Receive	3-month LIBOR Index	1.20%	(1,376,611)
USD	174,000,000	10/31/2016	Barclays Bank	Receive	3-month LIBOR Index	1.42%	(5,135,931)
USD	66,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	303,643

							$(9,008,433)

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Composition (unaudited)

Quality of Investments

As of January 31, 2013, 69.6% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s or Moody’s Investors Service, Inc., or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of January 31, 2013, compared with the previous three and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*	NR**
Date	%	%	%	%	%	%	%
January 31, 2013	34.6	11.3	23.7	13.2	15.0	1.6	0.6
October 31, 2012	36.2	11.5	22.8	12.6	15.1	1.3	0.5
January 31, 2012	36.9	9.0	22.5	14.1	16.7	0.8	0.0

*	Below investment grade
**	Not Rated

Geographic Composition

The table below shows the geographical composition (with U.S. Dollar-denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of January 31, 2013, compared with the previous three and twelve months:

		Asia		United
	Australia	(including NZ)	Europe	States	Canada
Date	%	%	%	%	%
January 31, 2013	40.4	54.3	3.5	1.7	0.1
October 31, 2012	41.6	54.2	2.2	1.9	0.1
January 31, 2012	42.7	52.8	3.6	0.8	0.1

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of January 31, 2013, compared with the previous three and twelve months:

		Asian Currencies
	Australian Dollar	(including NZ Dollar)	US Dollar*
Date	%	%	%
January 31, 2013	43.8	20.7	35.5
October 31, 2012	43.9	19.7	36.4
January 31, 2012	46.4	20.0	33.6

*	Includes U.S. Dollar-denominated bonds issued by foreign issuers: 35.8% of the Fund’s total investments on January 31, 2013, 36.0% of the Fund’s total investments on October 31, 2012, 33.4% of the Fund’s total investments on January 31, 2012.

Maturity Composition

As of January 31, 2013, the average maturity of the Fund’s total investments was 7.1 years, compared with 7.2 years at October 31, 2012, and 7.1 years at January 31, 2012. The following table shows the maturity composition of the Fund’s investments as of January 31,2013, compared with the previous three and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
January 31, 2013	18.0	29.1	40.0	12.9
October 31, 2012	20.4	23.7	42.3	13.6
January 31, 2012	22.8	28.1	31.6	17.5

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are determined as Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity
Forward foreign currency contracts	Forward exchange rate quotations
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Assets	Level 1	Level 2	Level 3
Fixed Income Investments
Commercial Mortgage Backed Security	$—	$6,821,155	$—
Corporate Bonds	—	1,124,155,484	—
Government Bonds	—	1,426,175,887	—
Residential Mortgage Backed Securities	—	5,761,666	—

Total Fixed Income Investments	—	2,562,914,192	—
Short-Term Investment	—	43,165,000	—

Total Investments	$—	$2,606,079,192	$—

Other Financial Instruments
Futures Contracts	$1,147,680	$—	$—
Forward Foreign Currency Exchange Contracts	—	1,844,747	—
Interest Rate Swap Agreements	—	303,643	—

Total Other Financial Instruments	$1,147,680	$2,148,390	$—

Total Assets	$1,147,680	$2,608,227,582	$—

Liabilities
Other Financial Instruments
Futures Contracts	$(1,528,475)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(5,676,814)	—
Interest Rate Swap Agreements	—	(9,312,076)	—

Total Liabilities – Other Financial Instruments	$(1,528,475)	$(14,988,890)	$—

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2013, there were no transfers between Level 1 and Level 2. For the period ended January 31, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $43,165,000 as of January 31, 2013.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the “Valuation Time,” as provided by an independent pricing service approved by the Board. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency, interest rate and credit risk and as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps:

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(f) Credit-Linked Notes:

The Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2013

(g) Security Transactions, Investment Income and Expenses:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(h) Distributions:

The Fund has a managed distribution policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions, if necessary, on a monthly basis. The managed distribution policy is subject to regular review by the Board. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(i) Federal Income Taxes:

At January 31, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$ 2,485,360,296	$126,629,660	$(5,910,764)	$120,718,896

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 26, 2013